Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	73 Months Ended	81 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares (without sales charge)
Average Annual Return, Percent	24.80%	5.26%		4.25%
Without Sales Load [Member] | Retail Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Shares (without sales charge)
Average Annual Return, Percent	24.40%	5.19%	4.02%
MSCI WORLD ex USA Net Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Net Index (USD)
Average Annual Return, Percent	23.84%	6.55%		5.14%
MSCI AC WORLD INDEX ex USA Net Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net Index (USD)
Average Annual Return, Percent	24.33%	5.78%		4.17%
MSCI WORLD ex USA Net Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Net Index (USD)
Average Annual Return, Percent	23.84%	6.55%	6.00%
MSCI AC WORLD INDEX ex USA Net Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net Index (USD)
Average Annual Return, Percent	24.33%	5.78%	5.42%